Intangible Assets and Liabilities - Intangible assets, Favorable Lease (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Favorable lease terms - Cost	$ 83,716	$ 83,716
Favorable lease terms - Accumulated amortization	(82,299)	(81,716)
Favorable lease terms - Net Book Value	1,417	$ 2,000
Additions/ (Amortization) - Accumulated Amortization	(583)
Additions/ (Amortization) - Net Book Value	$ (583)